Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Loans receivable - current	$ 29	$ 33
Less: Allowance for loans receivable - current	(29)	(33)	$ (32)	$ (30)
Other receivable	374
Other	136	155
Other current assets	$ 510	$ 155